Non-Controlling Interest - Disclosure of Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 118,405	$ 351,597
Non-current assets	489,251	737,305
Current liabilities	(225,280)	(318,672)
Non-current liabilities	(73,890)	(113,245)
Total net assets attributable	607,656	1,088,902
Equity attributable to owners of the Group	249,119	521,456
Equity attributable to non-controlling interests	59,367	135,529
Revenue	155,452	270,126	$ 261,253
Expenses	(226,044)	(242,530)	(202,737)
Profit/(Loss) for the year	(491,704)	(410,453)	(9,745)
Profit attributable to the owners of the Group	(418,992)	(423,867)	(22,575)
Profit attributable to non-controlling interests	(72,712)	13,414	12,830
Other comprehensive (loss)/income during the year	(8,033)	(41,462)	(772)
Total comprehensive income during the year	(499,737)	(451,915)	(10,517)
Total comprehensive income attributable to the owners of the Group	(423,130)	(459,321)	(23,106)
Total comprehensive income attributable to non-controlling interests	(76,607)	7,406	12,589
Net cash inflow from operating activities	18,628	74,966	83,243
Net cash outflow from investing activities	(80,436)	(157,733)	(185,420)
Net cash inflow from financing activities	(24,286)	84,117	77,415
Net cash (outflow)inflow	(86,094)	1,350	$ (24,762)
Subsidiaries with Material Non-Controlling Interests | EIML
Disclosure of subsidiaries [line items]
Current assets	170,724	183,944
Non-current assets	152,059	385,463
Current liabilities	(147,004)	(158,182)
Non-current liabilities	(21,285)	(53,210)
Total net assets attributable	154,494	358,015
Equity attributable to owners of the Group	95,127	222,486
Equity attributable to non-controlling interests	59,367	135,529
Revenue	119,821	149,969
Expenses	(313,660)	(114,709)
Profit/(Loss) for the year	(193,839)	35,260
Profit attributable to the owners of the Group	(121,127)	21,846
Profit attributable to non-controlling interests	(72,712)	13,414
Other comprehensive (loss)/income during the year	(9,861)	(12,500)
Total comprehensive income during the year	(203,700)	22,760
Total comprehensive income attributable to the owners of the Group	(127,093)	15,354
Total comprehensive income attributable to non-controlling interests	(76,607)	7,406
Net cash inflow from operating activities	7,654	50,470
Net cash outflow from investing activities	(13,635)	(37,729)
Net cash inflow from financing activities	(12,901)	(14,462)
Net cash (outflow)inflow	$ (18,882)	$ 36,008